Brumadinho dam failure (Details Narrative) $ in Thousands, R$ in Millions		6 Months Ended
	Apr. 28, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 BRL (R$)	Oct. 31, 2020 USD ($)	Oct. 31, 2020 BRL (R$)
IfrsStatementLineItems [Line Items]
Paid to labors				$ 208	R$ 1
Total payments	$ 56,000
Established of minimum amount						$ 18,000	R$ 86
Insurers amoun received		$ 11,000
Arbitration Proceedings In Brazil Filed By Shareholders And Class Association Proceeding One [Member]
IfrsStatementLineItems [Line Items]
Estimated Loss on Legal Proceedings		374,000	R$ 1,800
Arbitration Proceedings In Brazil Filed By Shareholders And Class Association Proceeding Two [Member]
IfrsStatementLineItems [Line Items]
Estimated Loss on Legal Proceedings		$ 809,000	R$ 3,900